Income Tax Benefit (Expense) - Schedule of Reconciliation of Effective Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit for the year	$ 51,670	$ 95,274	$ 216,743
Less: Income tax benefit (expense)	(26,696)	(20,616)	123,805	$ (26,696)
Profit before tax	78,366	115,890	92,938
Income tax expense using the Company's domestic tax rate	(13,322)	(19,701)	(13,981)
Effect of tax rates in foreign jurisdictions	(12,016)	(11,954)	(9,608)
Non deductible expenses	(721)	(412)	(420)
Tax exempt income	251	78	62
Change in estimates related to previous years	(40)	(678)	(482)
Utilization of previously unrecognised tax losses	884	6,540	533
Impact of change in tax laws		(575)
Change in unrecognised temporary differences	236	(325)	4
Current year losses for which no deferred tax asset was recognized	(2,145)	(2,834)	(1,389)
Recognition of previously unrecognized tax losses	591	10,224	118,253
Recognition of previously unrecognised temporary differences			33,057
Others	(414)	(979)	(2,224)
Total	$ (26,696)	$ (20,616)	$ 123,805	$ (26,696)